Non-Operating Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of Non-Operating Income (Expense)

(CAD$ in millions)	2022	2021
QB2 variable consideration to IMSA and ENAMI (a)	$(188)	$(141)
Foreign exchange gains	15	37
Loss on debt redemption or purchase (Note 19(a))	(58)	—
Other	(44)	(3)
	$(275)	$(107)

a) QB2 variable consideration to IMSA and ENAMI